Transactions and Balances with Related Parties - Key management and Directors' remuneration (Details) - USD ($)			12 Months Ended
	Jun. 01, 2025	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions and Balances with Related Parties
Annual base fee per director	$ 45,000	$ 75,000
Additional annual fee per director who serves as chair of committee	15,000
Additional annual fee per director who serves as member of committee	$ 10,000
Key management personnel remuneration			$ 4,955,071	$ 4,810,180	$ 3,588,185
Key management personnel remuneration payable			$ 0	$ 0	$ 0